SEGMENT REPORTING - Additional information (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net sales	R$ 79,736.9	R$ 79,708.8	R$ 72,854.3
Cost of sales	(39,291.6)	(40,422.1)	(35,659.7)
Gross profit	40,445.3	39,286.7	37,194.6
Distribution expenses	(10,750.6)	(11,395.3)	(9,932.7)
Sales and marketing expenses	(7,412.5)	(7,337.4)	(7,035.5)
Administrative expenses	(5,273.7)	(5,236.8)	(4,877.4)
Other operating income/(expenses)	2,028.9	2,513.9	2,124.1
Exceptional items	(206.4)	(143.3)	(392.8)
Income from operations	18,831.0	17,687.8	17,080.3
Net finance costs	(3,609.8)	(3,423.1)	(3,205.4)
Share of results of joint ventures	(185.3)	(29.1)	(115.7)
Income before income tax	15,035.9	14,235.6	13,759.2
Income tax expense	(75.5)	655.6	(636.6)
Net income	14,960.4	14,891.2	13,122.6
Brazil 1 [Member]
IfrsStatementLineItems [Line Items]
Net sales	46,361.7	42,635.8	35,586.5
Cost of sales	(23,516.1)	(22,736.8)	(18,309.1)
Gross profit	22,845.6	19,899.0	17,277.4
Distribution expenses	(6,428.6)	(6,111.1)	(5,123.1)
Sales and marketing expenses	(4,477.0)	(4,065.0)	(3,440.3)
Administrative expenses	(3,563.2)	(3,346.0)	(3,006.2)
Other operating income/(expenses)	1,892.5	2,361.3	2,096.0
Exceptional items	(137.8)	(34.5)	(210.1)
Income from operations	10,131.5	8,703.7	7,593.7
Net finance costs	(2,050.6)	(1,110.3)	(858.1)
Share of results of joint ventures	(179.0)	(38.3)	(11.7)
Income before income tax	7,901.9	7,555.1	6,723.9
Income tax expense	2,214.9	2,787.7	1,953.2
Net income	10,116.8	10,342.8	8,677.1
Beer [Member] | Brazil 1 [Member]
IfrsStatementLineItems [Line Items]
Net sales	38,985.9	35,857.9	30,537.1
Cost of sales	(19,377.7)	(18,765.3)	(15,382.0)
Gross profit	19,608.2	17,092.6	15,155.1
Distribution expenses	(5,171.9)	(4,988.6)	(4,263.1)
Sales and marketing expenses	(3,969.4)	(3,596.8)	(3,096.2)
Administrative expenses	(3,106.0)	(2,928.8)	(2,616.1)
Other operating income/(expenses)	1,474.1	1,884.5	1,711.3
Exceptional items	(137.8)	(30.6)	(202.0)
Income from operations	8,697.2	7,432.3	6,689.0
N A B [Member] | Brazil 1 [Member]
IfrsStatementLineItems [Line Items]
Net sales	7,375.8	6,777.9	5,049.4
Cost of sales	(4,138.4)	(3,971.5)	(2,927.1)
Gross profit	3,237.4	2,806.4	2,122.3
Distribution expenses	(1,256.7)	(1,122.5)	(860.0)
Sales and marketing expenses	(507.6)	(468.2)	(344.1)
Administrative expenses	(457.2)	(417.2)	(390.1)
Other operating income/(expenses)	418.4	476.8	384.7
Exceptional items		(3.9)	(8.1)
Income from operations	R$ 1,434.3	R$ 1,271.4	R$ 904.7